SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 shares	Dec. 31, 2016 shares
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants, outstanding | shares	20,116,855	49,693,409	50,938,672
Weighted average exercise price, outstanding | $	$ 0.99
Weighted average remaining life, outstanding | yr	0.87
Exercise Price Range 1
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	$ 0.01 – 0.50
Warrants, outstanding | shares	3,241,855
Weighted average exercise price, outstanding | $	$ 0.42
Weighted average remaining life, outstanding | yr	2.31
Exercise Price Range 2
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	$ 0.51 – 1.00
Warrants, outstanding | shares	0
Weighted average exercise price, outstanding | $	$ 0
Weighted average remaining life, outstanding | yr	0.00
Exercise Price Range 3
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	$ 1.01 – 1.50
Warrants, outstanding | shares	16,875,000
Weighted average exercise price, outstanding | $	$ 1.1
Weighted average remaining life, outstanding | yr	0.59